Long-term debt: (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended								0 Months Ended					0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended			0 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended
	Dec. 18, 2009	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013	Oct. 02, 2013 [SubsequentEventMember]	Oct. 02, 2013 [ChiefExecutiveOfficerMember] [SubsequentEventMember] [ConvertiblePreferredStockSeriesBMember]	Jun. 30, 2013 [RevolvingCreditFacilityMember]	Sep. 30, 2013 [RevolvingCreditFacilityMember] [OriginalAgreementMember]	Mar. 05, 2007 [RevolvingCreditFacilityMember] [OriginalAgreementMember]	Dec. 18, 2009 [RevolvingCreditFacilityMember] [SecondAmendmentToAgreementMember]	Dec. 18, 2009 [RevolvingCreditFacilityMember] [SecondAmendmentToAgreementMember] [MaximumMember]	Aug. 30, 2010 [RevolvingCreditFacilityMember] [ThirdAmendmentToAgreementMember]	Mar. 05, 2007 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Sep. 30, 2013 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Mar. 31, 2013 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Dec. 31, 2012 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Mar. 05, 2007 [WellsFargoCreditAgreementMember] [OriginalAgreementMember] [MaximumMember]	Dec. 18, 2009 [WellsFargoCreditAgreementMember] [SecondAmendmentToAgreementMember]	Jun. 30, 2012 [WellsFargoCreditAgreementMember] [SecondAmendmentToAgreementMember]	Jun. 30, 2011 [WellsFargoCreditAgreementMember] [SecondAmendmentToAgreementMember]	Dec. 31, 2012 [WellsFargoCreditAgreementMember] [SecondAmendmentToAgreementMember]	Dec. 18, 2009 [WellsFargoCreditAgreementMember] [SecondAmendmentToAgreementMember] [MaximumMember]	Aug. 30, 2010 [WellsFargoCreditAgreementMember] [ThirdAmendmentToAgreementMember]	Jun. 30, 2012 [WellsFargoCreditAgreementMember] [ThirdAmendmentToAgreementMember]	Jun. 30, 2011 [WellsFargoCreditAgreementMember] [ThirdAmendmentToAgreementMember]	Dec. 31, 2012 [WellsFargoCreditAgreementMember] [ThirdAmendmentToAgreementMember]	Aug. 30, 2010 [WellsFargoCreditAgreementMember] [ThirdAmendmentToAgreementMember] [MaximumMember]	Mar. 28, 2013 [WellsFargoCreditAgreementMember] [FourthAmendmentToAgreementMember]	Mar. 31, 2013 [WellsFargoCreditAgreementMember] [FourthAmendmentToAgreementMember]	Jun. 30, 2013 [WellsFargoCreditAgreementMember] [FourthAmendmentToAgreementMember]	Jun. 30, 2013 [ConvertibleDebtMember]	Mar. 05, 2007 [ConvertibleDebtMember] [OriginalAgreementMember]	Dec. 18, 2009 [ConvertibleDebtMember] [SecondAmendmentToAgreementMember]	Jun. 30, 2013 [ConvertibleDebtMember] [SecondAmendmentToAgreementMember]	Aug. 30, 2010 [ConvertibleDebtMember] [ThirdAmendmentToAgreementMember]	Sep. 30, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Jun. 30, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Dec. 18, 2009 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Oct. 02, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember] [SubsequentEventMember]	Oct. 02, 2013 [SeniorSecuredNotesDue2October2016Member] [SubsequentEventMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [DebtInstrumentVariableRateWellsFargoBankPrimeRateMember] [SubsequentEventMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [WellsFargoEnergyCapitalIncMember] [SubsequentEventMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [CubicLouisianaMember] [SubsequentEventMember]
Long-term debt
Revolving credit facility									$ 25,865,110	$ 20,000,000		$ 40,000,000	$ 30,000,000																														$ 10,000,000
Convertible term loan, principal amount																																5,000,000	5,000,000	5,000,000		5,000,000			2,000,000		66,000,000
Interest rate basis														prime rate					prime rate					prime rate													prime rate	prime rate				Wells Fargo Bank prime rate
Interest rate spread over basis (as a percent)														2.00%					2.00%					2.00%													1.00%	1.00%				2.00%
Number of common shares into which term loan may be converted																																	5,044,900		5,000,000
Conversion price (in dollars per share)																															$ 0.20		$ 0.9911
Funded amount used to retire previously outstanding senior debt																																	5,000,000
Expiration period of warrants														5 years
Number of shares of common stock for which warrants are issued															8,500,000			2,500,000					5,000,000					1,000,000			8,500,000
Exercise price of warrants (in dollars per share)														$ 0.9911	$ 0.20	$ 0.20	$ 0.20		$ 0.9911			$ 0.20		$ 1.00			$ 0.20				$ 0.20
Increase in additional paid-in capital due to value assigned to the warrants		902,161												1,314,289					8,031,896					516,882
Term of debt, used as amortization period																								2 years
Amortization of discount																				5,515,769	5,500,699				287,689	239,741
Debt and warrants issuance costs																			50,000					100,000					260,000
Issuance of common stock, net				642,780
Debt issuance costs capitalized and amortized over the term of debt																								89,451
Amortization of debt issuance costs		520,000	68,554	60,368																19,762	19,708				48,791	40,660
Renewal fee																														260,000							896,667
Borrowing base under the revolving credit facility											25,000,000
Number of common stock shares for which the expiration date of outstanding warrants is extended	2,500,000																		2,500,000
Fair market value assigned to warrants for which expiration date was extended				516,882															923,302
Extinguishment of debt																																		1,877,494
Write off of deferred loan cost and discounts																			129,871
Beneficial conversion feature																			5,027,494
Beneficial conversion feature in convertible debt reduced due to limitations to the fair value to debt																			3,122,506
Debt discount recorded																			13,955,198					527,430							902,161
Gain on debt extinguishment		0																	1,747,623
Unamortized deferred loan cost written off																			(26,947)
Amount outstanding under the revolving credit facility								20,870,000
Debt due to affiliate		2,000,000	2,000,000		2,000,000																																	2,000,000
Interest rate (as a percent)																																						4.25%
Repayment of debt																																						0					5,000,000
Working capital		(30,191,399)	(35,768,341)		(34,517,649)
Loan discount written off																			(102,924)
Proceeds from Call Option Structured Derivative						35,000,000
Proceeds from the issuance of the senior secured notes																																									101,000,000
Preferred stock, stated value							2,115,000
Preferred shares issued							2,115
Accrued and unpaid interest																																								114,986
Principal Amount Outstanding
Total long-term debt (including current portion)		27,865,110	37,000,000																																									20,865,110
Less current portion		27,865,110	37,000,000																																			2,000,000		2,000,000
Total long-term debt		0	0
Maturities of Debt
Fiscal 2013		27,865,110
Fiscal 2014 and thereafter		$ 101,000,000